Expense Example - StrategicAdvisersEmergingMarketsFund-PRO - StrategicAdvisersEmergingMarketsFund-PRO - Strategic Advisers Emerging Markets Fund - Strategic Advisers Emerging Markets Fund	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 50
3 years	169
5 years	345
10 years	$ 855